Commitments and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies
Litigation
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Litigation can be expensive and disruptive to normal business operations. Moreover, the results of complex legal proceedings are difficult to predict, and the Company’s view of these matters may change in the future as the litigation and events related thereto unfold. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Currently, it is too early to determine the outcome and probability of any legal proceedings and whether they would have a material adverse effect on the Company’s business. As of September 30, 2022 and December 31, 2021, there were no amounts accrued that the Company believes would be material to its financial position.
In January 2020, the Norwegian Consumer Council (“NCC”) submitted three complaints to the Norwegian Data Protection Authority, (“NDPA”). Datatilsynet, under Article 77(1) of the General Data Protection Regulation (“GDPR”) against the following parties: (1) Grindr and AdColony; (2) Grindr, Twitter, AppNexus, and OpenX; and (3) Grindr, and Smaato. The complaints reference a report entitled “Out Of Control: How consumers are exploited by the online advertising industry”. The NCC argued that (1) the Company lacks valid consent for data sharing, (2) the Company shares personal data under Article 9 and does not have a legal basis for processing personal data under article 9, and (3) the Company does not provide clear information about data sharing, which infringes the principle of transparency in Article (5)(1)(a) GDPR. In April 2020, the Company received an Order to Provide Information from the Datatilsynet. The Company responded to this Order and provided information to Datatilsynet in May 2020. In January 2021, the Datatilsynet sent the Company an “Advance notification of an administrative fine” of 100,000 NOK (the equivalent of approximately $9,300 using the exchange rate as of September 30, 2022) for an alleged infringement of the GDPR. This was notice of a proposed fine to which Grindr was entitled to respond before Datatilsynet made a final decision. Datatilsynet alleged (i) that Grindr disclosed personal data to third party advertisers without a legal basis in violation of Article 6(1) GDPR and (ii) that Grindr disclosed special category personal data to third party advertisers without a valid exemption from the prohibition in Article 9(1) GDPR. Grindr responded to the Advance notification on March 8, 2021, to contest the draft findings and fine. A redacted copy of Grindr’s response was made public. On April 29, 2021, Datatilsynet issued its Order To Provide Information - Grindr - Data Processors, asking, among other things, whether Grindr considered certain ad tech partners to be processors or controllers. Datatilsynet later extended the deadline to respond to June 2, 2021, and Grindr sent a response to Datatilsynet on that date. On October 11, 2021, Datatilsynet sent the Company a letter concerning Grindr’s reply to the Advance notification. In the letter, Datatilsynet clarified that the Advance notification only “pertains to data subjects on Norwegian territory,” and advised the Company of two additional complaints that had been filed (one in March 2021 and the other in September 2021) with Datatilsynet by the Norwegian Consumer Council. Datatilsynet requested any further comments or remarks to the Advance notification by November 1, 2021, but later extended the deadline to November 19, 2021. On November 19, 2021, Grindr served a response to Datatilsynet’s October 11, 2021 letter. On November 26, 2021, Datatilsynet requested any redactions to the response based upon the expectation that third parties may request a copy of Grindr’s November 19, 2021 response, and Grindr proposed redactions on the same day.
In December 2021, Datatilsynet issued a reduced administrative fine against the Company in the amount of 65,000 NOK, or approximately $6,045 using the exchange rate as of September 30, 2022, with an extended deadline for the Company to appeal through February 14, 2022. On February 14, 2022, Grindr filed an appeal brief with the DPA. It is too early to determine the probability of there being any further proceedings, the outcome of any such proceedings, and whether such proceedings may have a material adverse effect on the Company’s business, including because of the uncertainty of (i) the ultimate amount of the fine imposed, and (ii) whether Grindr may determine to appeal or further contest the fine. As a result, an estimate of the ultimate loss cannot be made at this time. It is at least reasonably possible that a change in the administrative fine may occur in the near term.
In Summer of 2018, Grindr was informed by multiple State Attorneys General (the “Multistate”) that the Multistate was opening a formal investigation into the Company’s sharing of users’ HIV status and last tested date with third parties, and its security and processing of user geolocation information. Since August 2018 the Company has responded to multiple requests for information. In November 2020, the Multistate contacted the Company with its expected claims and findings and general proposed settlement terms that included a settlement of $11,000. The Company responded in February 2021 by providing the Multistate with a white paper detailing why the Multistate’s claims are factually and legally deficient. The Company also met with the Multistate and presented its arguments via a presentation. In May 2021, the Multistate contacted Grindr to request an extension of the tolling agreement from June 1, 2021 to October 1, 2021. On May 30, 2021, Grindr entered into a tolling agreement extension with the State Attorneys General of Arkansas, Indiana, New Jersey, North Carolina, Oregon, Vermont, and Washington, extending the tolling agreement from June 1, 2021 to August 1, 2021. In June 2021, the New Jersey Attorney General served supplemental requests on Grindr seeking, among other things, additional information related to matters discussed in Grindr’s February 2021 white paper, as well as documents regarding submissions made by Grindr to Datatilsynet. In July 2021, Grindr served initial responses and objections to the New Jersey Attorney General’s supplemental requests and subsequently agreed to an extension of the tolling agreement from August 1, 2021 to October 1, 2021. Since that time, the New Jersey Attorney General agreed to limit the scope of the supplemental requests, and Grindr agreed to provide certain information in response to the supplemental requests. In addition, Grindr agreed to enter into an additional tolling agreement extension with the State Attorneys General of Arkansas, Indiana, New Jersey, North Carolina, Oregon, Vermont, and Washington, extending the tolling agreement from October 1, 2021 to March 31, 2022. On March 16, 2022, May 27, 2022 and July 5, 2022, Grindr entered into an additional extensions of the tolling agreement with the Attorneys General until May 30, 2022, June 30, 2022 and September 1, 2022. In October 2021, Grindr served an initial response to the New Jersey Attorney General’s supplemental requests, with additional responses to supplemental requests served in November and December 2021. In January 2022, Grindr submitted responses to the New Jersey Attorney General’s follow-up questions regarding the Company’s inquiry in response to The Pillar blog. On October 6, 2022, the Company was advised by the Multistate that the investigation has been closed without action and with no further action anticipated. See Note 13 for additional information.
In December 2020, Grindr was named in a statement of claim and petition for certification of a class action in Israel (Israeli Central District Court). The statement of claims generally alleges that Grindr violated users’ privacy by sharing information with third parties without their explicit consent. The petitioner asserts several causes of action under Israeli law, including privacy breaches, unlawful enrichment, and negligence, as well as causes of action under California law, including privacy violations under the California Constitution and California common law, negligence, violation of the Unfair Competition Law, and unjust enrichment. The statement of claims seeks various forms of monetary, declaratory, and injunctive relief, in addition to certification as a class action. In June 2021, the petitioner attempted service of the statement of claims and the associated filings (all in translated form as required under applicable law) on Grindr. In November 2021, Grindr filed an initial response to the plaintiff’s Statement of Claim challenging the effectiveness of service. The plaintiff then filed opposition to Grindr’s service-related motion, raising a series of technical challenges. During the Israeli court hearing in January 2022, the Israeli court directed the plaintiff to start the service process from the beginning by seeking court permission to pursue international service on Grindr. On February 8, 2022, the Court formally permitted the Plaintiff, in ex parte, to serve the Company outside the jurisdiction. The Company should file its response to the Motion for certification (and/or preliminary jurisdictional motions) within 90 days from the date it is served. On March 30, 2022, Grindr received a package via U.S. Mail with the case documents. Grindr’s local Israeli counsel is preparing a motion seeking the court’s preliminary ruling on the question of applicable law. On July 5, 2022, the Company filed a motion to determine the governing law. Grindr believes that the claims lack merit, and it continues to consider and evaluate an appropriate response. At this time, this matter remains in its nascent stages, and it is too early to determine the likely outcome of this proceeding or whether the proceeding may ultimately have a material adverse effect on the Company’s business, including because of the uncertainty of (i) whether Grindr will incur a loss, (ii) if a loss is incurred, what the amount of that loss may be, and (iii) whether Grindr may determine to appeal or further contest the loss.

12. Commitments and Contingencies
Operating Leases
In December 2015, the Predecessor signed a lease agreement for an office facility, which spans from May 2016 through April 2026. The agreement also includes abatement and payment escalations that will increase the monthly rental payments at set intervals through April 2026.
In May 2016, the Predecessor signed an agreement for an expansion of that same office facility, which spans from January 2017 through April 2026. The agreement also includes abatement and payment escalations, which will increase the monthly rental payments at set intervals through April 2026.
The Successor assumed all leases when the Successor obtained control of the Predecessor (see Note 3).
Total rent expense incurred by the Successor for the year ended December 31, 2021 and for the period from June 11, 2020 to December 31, 2020 was $1,209 and $731, respectively. Total rent expense incurred by the Predecessor for the period from January 1, 2020 to June 10, 2020 and for the year ended December 31, 2019 was $634 and $1,508, respectively.
In July 2020, the Successor signed an agreement to sublease part of its office facility to another tenant. The term of the sublease is set to expire on October 31, 2023, with an option to extend the sublease to April 29, 2026. Total sublease income earned by the Successor for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020 was $656 and $119, respectively.
Future minimum lease commitments as of December 31, 2021 are as follows:
2022	$1,508
2023	1,696
2024	1,746
2025	1,799
Thereafter	605
$7,354
Purchase Commitments
In November 2018, the Predecessor entered into a purchase commitment for the use of cloud services, with a commitment to spend $3,100 annually between January 2020 and December 2022. There was no minimum purchase commitment for 2019. The Successor assumed the agreement, as amended, when the Successor obtained control of the Predecessor (see Note 3). Total purchases under the purchase commitment were $4,809 and $1,990 for the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, for the Successor, and $1,353 for the period from January 1, 2020 through June 10, 2020 for the Predecessor.
Litigation
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Litigation can be expensive and disruptive to normal business operations. Moreover, the results of complex legal proceedings are difficult to predict, and the Company's view of these matters may change in the future as the litigation and events related thereto unfold. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Currently, it is too early to determine the outcome and probability of any legal proceedings and whether they would have a material adverse effect on the Company’s business.
In January 2020, the Norwegian Consumer Council (“NCC”) submitted three complaints to the Norwegian Data Protection Authority, (“NDPA”). Datatilsynet, under Article 77(1) of the General Data Protection Regulation (“GDPR”) against the following parties: (1) Grindr and AdColony; (2) Grindr, Twitter, AppNexus, and OpenX; and (3) Grindr, and Smaato. The complaints reference a report entitled “Out Of Control: How consumers are exploited by the online advertising industry”. The NCC argued that (1) the Company lacks valid consent for data sharing, (2) the Company shares personal data under Article 9 and does not have a legal basis for processing personal data under article 9, and (3) the Company does not provide clear information about data sharing, which infringes the principle of transparency in Article (5)(1)(a) GDPR. In April 2020, the Company received an Order to Provide Information from the Datatilsynet. The Company responded to this Order and provided information to Datatilsynet in May 2020. In January 2021, the Datatilsynet sent the Company an “Advance notification of an administrative fine” of 100,000 NOK (the equivalent of approximately $11,349 using the exchange rate as of December 31, 2021) for an alleged infringement of the GDPR. This was notice of a proposed fine to which Grindr was entitled to respond before Datatilsynet makes a final decision. Datatilsynet alleged (i) that Grindr disclosed personal data to third party advertisers without a legal basis in violation of Article 6(1) GDPR and (ii) that Grindr disclosed special category personal data to third party advertisers without a valid exemption from the prohibition in Article 9(1) GDPR. Grindr responded to the Advance notification on March 8, 2021, to contest the draft findings and fine. A redacted copy of Grindr’s response was made public. On April 29, 2021, Datatilsynet issued its Order To Provide Information - Grindr - Data Processors, asking, among other things, whether Grindr considers certain ad tech partners to be processors or controllers. Datatilsynet later extended the deadline to respond to June 2, 2021, and Grindr sent a response to Datatilsynet on that date. On October 11, 2021, Datatilsynet sent the Company a letter concerning Grindr’s reply to the Advance notification. In the letter, Datatilsynet clarified that the Advance notification only “pertains to data subjects on Norwegian territory,” and advised the Company of two additional complaints that had been filed (one in March 2021 and the other in September 2021) with Datatilsynet by the Norwegian Consumer Council. Datatilsynet requested any further comments or remarks to the Advance notification by November 1, 2021, but later extended the deadline to November 19, 2021. On November 19, 2021, Grindr served a response to Datatilsynet’s October 11, 2021 letter. On November 26, 2021, Datatilsynet requested any redactions to the response based upon the expectation that third parties may request a copy of Grindr's November 19, 2021 response, and Grindr proposed redactions on the same day.
In December 2021, Datatilsynet issued a reduced administrative fine against the Company in the amount of 65,000 NOK, or approximately $7,375 using the exchange rate as of December 31, 2021, with an extended deadline for the Company to appeal through February 14, 2022. On February 14, 2022, Grindr filed an appeal brief with the DPA. It is too early to determine the probability of there being any further proceedings, the outcome of any such proceedings, and whether such proceedings may have a material adverse effect on the Company’s business, including because of the uncertainty of (i) the ultimate amount of the fine imposed, and (ii) whether Grindr may determine to appeal or further contest the fine. As a result, an estimate of the ultimate loss cannot be made at this time. It is at least reasonably possible that a change in the administrative fine may occur in the near term.
In Summer of 2018, Grindr was informed by multiple State Attorneys General (the “Multistate”) that the Multistate was opening a formal investigation into the Company’s sharing of users’ HIV status and last tested date with third parties, and its security and processing of user geolocation information. Since August 2018 the Company has responded to multiple requests for information. In November 2020, the Multistate contacted the Company with its expected claims and findings and general proposed settlement terms that included a settlement of $11,000. The Company responded in February 2021 by providing the Multistate with a white paper detailing why the Multistate’s claims are factually and legally deficient. The Company also met with the Multistate and presented its arguments via a presentation. In May 2021, the Multistate contacted Grindr to request an extension of the tolling agreement from June 1, 2021 to October 1, 2021. On May 30, 2021, Grindr entered into a tolling agreement extension with the State Attorneys General of Arkansas, Indiana, New Jersey, North Carolina, Oregon, Vermont, and Washington, extending the tolling agreement from June 1, 2021 to August 1, 2021. In June 2021, the New Jersey Attorney General served supplemental requests on Grindr seeking, among other things, additional information related to matters discussed in Grindr’s February 2021 white paper, as well as documents regarding submissions made by Grindr to Datatilsynet. In July 2021, Grindr served initial responses and objections to the New Jersey Attorney General’s supplemental requests and subsequently agreed to an extension of the tolling agreement from August 1, 2021 to October 1, 2021. Since that time, the New Jersey Attorney General agreed to limit the scope of the supplemental requests, and Grindr agreed to provide certain information in response to the supplemental requests. In addition, Grindr agreed to enter into an additional tolling agreement extension with the State Attorneys General of Arkansas, Indiana, New Jersey, North Carolina, Oregon, Vermont, and Washington, extending the tolling agreement from October 1, 2021 to March 31, 2022. On March 16, 2022, Grindr entered into an additional extension of the tolling agreement with the Attorneys General until May 30, 2022. In October 2021, Grindr served an initial response to the New Jersey Attorney General’s supplemental requests, with additional responses to supplemental requests served in November and December 2021. In January 2022, Grindr submitted responses to the New Jersey Attorney General’s follow-up questions regarding the Company’s inquiry in response to The Pillar blog. The Company is waiting for a substantive response from the Multistate. It is too early to determine the probability of there being any further proceedings, the outcome of any such proceedings, and whether the proceedings may ultimately have a material adverse effect on the Company’s business, including because of the uncertainty of (i) whether Grindr will incur a loss, (ii) if a loss is incurred, what the amount of that loss may be, and (iii) whether Grindr may determine to appeal or further contest the loss.
In December 2020, Grindr was named in a statement of claim and petition for certification of a class action in Israel (Israeli Central District Court). The statement of claims generally alleges that Grindr violated users’ privacy by sharing information with third parties without their explicit consent. The petitioner asserts several causes of action under Israeli law, including privacy breaches, unlawful enrichment, and negligence, as well as causes of action under California law, including privacy violations under the California Constitution and California common law, negligence, violation of the Unfair Competition Law, and unjust enrichment. The statement of claims seeks various forms of monetary, declaratory, and injunctive relief, in addition to certification as a class action. In June 2021, the petitioner attempted service of the statement of claims and the associated filings (all in translated form as required under applicable law) on Grindr. In November 2021, Grindr filed an initial response to the plaintiff's Statement of Claim challenging the effectiveness of service. The plaintiff then filed opposition to Grindr’s service-related motion, raising a series of technical challenges. During the Israeli court hearing in January 2022, the Israeli court directed the plaintiff to start the service process from the beginning by seeking court permission to pursue international service on Grindr. On February 8, 2022, the Court formally permitted the Plaintiff, in ex parte, to serve the Company outside the jurisdiction. The Company should file its response to the Motion for certification (and/or preliminary jurisdictional motions) within 90 days from the date it is served. On March 30, 2022, Grindr received a package via U.S. Mail with the case documents. Grindr's local Israeli counsel is preparing a motion seeking the court's preliminary ruling on the question of applicable law. Grindr believes that the claims lack merit, and it continues to consider and evaluate an appropriate response. At this time, this matter remains in its nascent stages, and it is too early to determine the likely outcome of this proceeding or whether the proceeding may ultimately have a material adverse effect on the Company’s business, including because of the uncertainty of (i) whether Grindr will incur a loss, (ii) if a loss is incurred, what the amount of that loss may be, and (iii) whether Grindr may determine to appeal or further contest the loss.